Wireless Licenses, Goodwill and Other Intangible Assets - Additional Information (Detail) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 06, 2016 Site
Indefinite-lived Intangible Assets [Line Items]
Assets held for sale			$ 882	$ 792
Wireless licenses under development			5,710	4,907
Reclassifications, adjustments and other			(436)	(1,346)
Acquisitions (Note 2)			2,310	2,038
Wireless Licenses
Indefinite-lived Intangible Assets [Line Items]
Assets held for sale			900	300
Wireless licenses under development			$ 10,000	10,400
Average remaining renewal period of wireless license portfolio (in years)			5 years 1 month 6 days
Other Operating Segments
Indefinite-lived Intangible Assets [Line Items]
Reclassifications, adjustments and other	$ 100		$ 111	572
Acquisitions (Note 2)			2,310	2,035
United States and Latin America | Data Center Sale with Equinix
Indefinite-lived Intangible Assets [Line Items]
Number of data center sites that will be sold | Site					24
AOL Inc
Indefinite-lived Intangible Assets [Line Items]
Acquisitions (Note 2)		$ 1,900
Held for Sale
Indefinite-lived Intangible Assets [Line Items]
Goodwill held for sale			$ 400	$ 1,300